Income Taxes (Summary Of Temporary Differences Giving Rise To Deferred Income Taxes) (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Impairment and other reserves		$ 73,947,000	$ 102,216,000
Compensation deductible for tax purposes when paid		987,000	970,000
State income tax provisions deductible when paid for federal tax purposes		4,000	3,000
Effect of book/tax differences for joint ventures		1,002,000	1,563,000
Effect of book/tax differences for capitalized interest/general and administrative			891,000
Other		318,000	318,000
AMT credit carryover		2,698,000	2,698,000
Unused recognized built-in loss		16,349,000
Net operating loss		113,314,000	99,586,000
Valuation allowance	(117,000,000)	(200,048,000)	(202,322,000)	(125,800,000)
Deferred tax assets		8,571,000	5,923,000
Deferred tax liabilities
Effect of book/tax differences for joint ventures		(5,597,000)	(5,923,000)
Effect of book/tax differences for capitalized interest/general and administrative		(2,974,000)
Deferred tax liabilities		(8,571,000)	(5,923,000)
Deferred income taxes